Income Taxes - Changes in Deferred Tax Assets and Deferred Tax Liabilities Recognized as Income Tax Expense in the Consolidated Statements of Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	¥ 36,679	¥ 35,380	¥ 86,324
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(3,920)	8,738	28,022
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(10,708)	22,185	20,711
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(6,955)	(3,503)	(499)
Retirement benefit liabilities(assets) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(10,353)	7,258	1,304
Operating leases [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	37,506	(3,697)	49,142
Undistributed earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(2,885)	(1,059)	215
Carryforward of unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(7,695)	(6,378)	(19,335)
Carryforward of unused tax credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	15,695	(8,423)	(8,038)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	¥ 25,994	¥ 20,259	¥ 14,802